UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENT OF CHANGES IN EQUITY - USD ($) $ in Thousands	Share Capital	Share Premium	Accumulated Losses	Translation Difference	Share-based payment and income tax deduction on share-based payments	Other comprehensive income.	Total Equity Attributable to Owners of the Parent	Total
Equity at beginning of period at Dec. 31, 2021	$ 6,233	$ 3,462,775	$ (1,400,197)	$ 131,684	$ 373,019	$ (39,290)	$ 2,534,224	$ 2,534,224
Total loss of the period			(435,936)				(435,936)	(435,936)
Other comprehensive income / (loss)				(2,993)		(16,006)	(18,999)	(18,999)
Total comprehensive income/(loss) for the period			(435,936)	(2,993)		(16,006)	(454,935)	(454,935)
Income tax benefit from excess tax deductions related to share-based payments					3,957		3,957	3,957
Share-based payment					76,935		76,935	76,935
Issue of share capital	294	760,659					760,953	760,953
Transaction costs for equity issue		(781)					(781)	(781)
Exercise of stock options	76	49,842					49,919	49,919
Equity at end of period at Jun. 30, 2022	6,603	4,272,495	(1,836,133)	128,691	453,911	(55,296)	2,970,271	2,970,271
Equity at beginning of period at Dec. 31, 2022	6,640	4,309,880	(2,109,791)	129,280	535,247	(57,557)	2,813,699	2,813,699
Total loss of the period			(123,239)				(123,239)	(123,239)
Other comprehensive income / (loss)				762		(1,688)	(926)	(926)
Total comprehensive income/(loss) for the period			(123,239)	762		(1,688)	(124,165)	(124,165)
Income tax benefit from excess tax deductions related to share-based payments					1,396		1,396	1,396
Share-based payment					102,651		102,651	102,651
Exercise of stock options	58	65,016					65,074	65,074
Ordinary shares withheld for payment of employees' withholding tax liability		(604)					(604)	(604)
Equity at end of period at Jun. 30, 2023	$ 6,698	$ 4,374,291	$ (2,233,029)	$ 130,042	$ 639,294	$ (59,245)	$ 2,858,051	$ 2,858,051